INVESTMENT PROPERTY OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Investment Property Operating Expenses
SCHEDULE OF INVESTMENT PROPERTY OPERATING EXPENSES
Investment property operating expenses were as follows:

	Years ended December 31,
	2024	2023	2022

Repair and maintenance	$2,933,350	$2,351,598	$1,661,900
Utilities	632,010	445,114	345,097
Insurance	469,823	375,108	305,878
Property management	319,650	242,098	421,534
Real estate taxes	747,297	731,261	357,457
Expected credit loss adjustments	(75,152)	(87,723)	1,470,990
Tenant-billable operating expenses	1,122,759	929,056	802,658
Interest expenses on property related lease liabilities	257,144	—	—
Other property related expenses	567,653	156,438	41,925
Total	$6,974,534	$5,142,950	$5,407,439